Accrued expenses	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
Accrued expenses

Note 7 - Accrued expenses

Accrued expenses consisted of the following at

	December 31,	December 31,
	2024	2023
Accrued payables	$2,058,395	$529,267
Employment taxes payable	1,070,456	486,757
Other accrued expenses	(336)	5,225
Total accrued expenses	$3,128,515	$1,021,249

Certain employees of the Company’s United Kingdom legal entities participate in defined contribution pension plans. The Company recorded $52,348 and $11,908 in the years ended December 31, 2024 and 2023, respectively, in the caption “Salaries and wages” on the consolidated statement of operations related to its contributions to this plan.